Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	August 2011
Payment Date	9/15/2011
Transaction Month	2
     Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months
Original Securities:	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018

Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,528,186.26
Principal:
Principal Collections	$31,049,927.76
Prepayments in Full	$28,262,948.57
Liquidation Proceeds	$107,526.84
Recoveries	$0.00

Sub Total	$59,420,403.17

Collections	$64,948,589.43

Purchase Amounts:
Purchase Amounts Related to Principal	$386,547.56
Purchase Amounts Related to Interest	$1,549.32

Sub Total	$388,096.88

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds — Total	$65,336,686.31

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	August 2011
Payment Date	9/15/2011
Transaction Month	2
III. DISTRIBUTIONS

				Carryover Remaining Available
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$65,336,686.31
Servicing Fee	$1,187,157.90	$1,187,157.90	$0.00	$0.00	$64,149,528.41
Interest — Class A-1 Notes	$44,221.06	$44,221.06	$0.00	$0.00	$64,105,307.35
Interest — Class A-2 Notes	$197,086.67	$197,086.67	$0.00	$0.00	$63,908,220.68
Interest — Class A-3 Notes	$274,260.00	$274,260.00	$0.00	$0.00	$63,633,960.68
Interest — Class A-4 Notes	$288,472.50	$288,472.50	$0.00	$0.00	$63,345,488.18
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$63,345,488.18
Interest — Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$63,267,854.18
Second Priority Principal Payment	$21,056,424.72	$21,056,424.72	$0.00	$0.00	$42,211,429.46
Interest — Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$42,153,517.46
Third Priority Principal Payment	$27,360,000.00	$27,360,000.00	$0.00	$0.00	$14,793,517.46
Interest — Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$14,722,153.46
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,722,153.46
Regular Principal Payment	$186,160,084.66	$14,722,153.46	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$65,336,686.31
Principal Payment:

First Priority Principal Payment	$0.00
Second Priority Principal Payment	$21,056,424.72
Third Priority Principal Payment	$27,360,000.00
Regular Principal Payment	$14,722,153.46

Total	$63,138,578.18
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments
		Per $1,000 of		Per $1,000 of	Total Payment	Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$63,138,578.18	$207.90	$44,221.06	$0.15	$63,182,799.24	$208.05
Class A-2 Notes	$0.00	$0.00	$197,086.67	$0.57	$197,086.67	$0.57
Class A-3 Notes	$0.00	$0.00	$274,260.00	$0.70	$274,260.00	$0.70
Class A-4 Notes	$0.00	$0.00	$288,472.50	$1.13	$288,472.50	$1.13
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61

Total	$63,138,578.18	$45.25	$1,010,950.23	$0.72	$64,149,528.41	$45.97

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	August 2011
Payment Date	9/15/2011
Transaction Month	2
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$234,576,509.38	0.7723955	$171,437,931.20	0.5644976
Class A-2 Notes	$347,800,000.00	1.0000000	$347,800,000.00	1.0000000
Class A-3 Notes	$391,800,000.00	1.0000000	$391,800,000.00	1.0000000
Class A-4 Notes	$256,420,000.00	1.0000000	$256,420,000.00	1.0000000
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000

Total	$1,326,356,509.38	0.9504662	$1,263,217,931.20	0.9052211

Pool Information
Weighted Average APR	4.396%	4.367%
Weighted Average Remaining Term	56.34	55.58
Number of Receivables Outstanding	64,043	61,694
Pool Balance	$1,424,589,484.61	$1,364,751,972.80
Adjusted Pool Balance (Pool Balance — YSOC Amount)	$1,306,500,101.09	$1,250,580,084.66
Pool Factor	0.9559775	0.9158233
VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$20,471,279.59
Yield Supplement Overcollateralization Amount	$114,171,888.14
Targeted Overcollateralization Amount	$119,741,253.33
Actual Overcollateralization Amount (EOP Pool Balance — EOP Note Balance)	$101,534,041.60
VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	August 2011
Payment Date	9/15/2011
Transaction Month	2
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount
Realized Loss	169	$30,561.08
(Recoveries)	0	$0.00

Net Losses for Current Collection Period		$30,561.08
Cumulative Net Losses Last Collection Period		$738.01

Cumulative Net Losses for all Collection Periods		$31,299.09

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.03%
Delinquent Receivables:

	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.55%	328	$7,458,930.62
61-90 Days Delinquent	0.03%	14	$372,932.13
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00

Total Delinquent Receivables	0.57%	342	$7,831,862.75

Repossession Inventory:

Repossessed in the Current Collection Period		25	$535,465.99
Total Repossessed Inventory		25	$602,710.65

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period	N/A
Preceding Collection Period	0.0006%
Current Collection Period	0.0263%
Three Month Average	N/A

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period	N/A
Preceding Collection Period	0.0000%
Current Collection Period	0.0227%
Three Month Average	N/A